Loans and Allowance for Credit Losses - Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Allowance for credit losses	$ 3,678	$ 3,814
Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	128,079	126,882
Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	91	142
Residential mortgages [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	507	409
Residential mortgages [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1	1
Residential mortgages [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	86,908	79,724
Residential mortgages [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	23,285	26,971
Residential mortgages [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	15,757	18,021
Residential mortgages [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	573	618
Residential mortgages [member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,139	1,280
Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	70,131	69,480
Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	649	668
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	337	340
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,486	1,581
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	27,284	26,682
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	21,592	21,520
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	14,459	14,658
Consumer installment and other personal loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,940	1,899
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,682	3,468
Credit Card Loans [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	7,020	7,556
Credit Card Loans [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	322	333
Credit Card Loans [Member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,939	2,252
Credit Card Loans [Member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	344	1,121
Credit Card Loans [Member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,725	1,047
Credit Card Loans [Member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,431	2,510
Credit Card Loans [Member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	420	435
Credit Card Loans [Member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	483	524
Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	258,504	256,995
Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	2,126	2,160
Business and government loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,598	2,889
Business and government loans [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	140,713	132,342
Business and government loans [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	109,760	115,303
Business and government loans [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	7,559	8,621
Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	201,755	207,451
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	490	511
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	1,212	1,261
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	136,604	139,769
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	60,365	62,071
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	4,064	4,861
Stage One [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	119,833	116,599
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	33	51
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1	1
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	86,569	79,295
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	20,496	24,490
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	11,616	11,560
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	174	172
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,010	1,132
Stage One [member] | Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	64,335	63,121
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	136	134
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,414	1,550
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	27,241	26,645
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	21,088	20,935
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	10,651	10,324
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	474	429
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,603	3,372
Stage One [member] | Credit Card Loans [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	6,031	6,389
Stage One [member] | Credit Card Loans [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	64	61
Stage One [member] | Credit Card Loans [Member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,935	2,252
Stage One [member] | Credit Card Loans [Member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	343	1,106
Stage One [member] | Credit Card Loans [Member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,607	899
Stage One [member] | Credit Card Loans [Member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,667	1,611
Stage One [member] | Credit Card Loans [Member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	60	58
Stage One [member] | Credit Card Loans [Member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	483	524
Stage One [member] | Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	224,496	213,787
Stage One [member] | Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	617	510
Stage One [member] | Business and government loans [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	137,436	129,100
Stage One [member] | Business and government loans [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	87,677	85,197
Stage One [member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	180,456	179,580
Stage One [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	236	211
Stage One [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	135,193	138,141
Stage One [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	45,499	41,650
Stage Two [Member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	7,756	9,890
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	41	75
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	339	429
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,789	2,481
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,141	6,461
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	399	446
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	129	148
Stage Two [Member] | Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,556	6,124
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	416	429
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	72	31
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	43	37
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	504	585
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,808	4,334
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,466	1,470
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	79	96
Stage Two [Member] | Credit Card Loans [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	989	1,167
Stage Two [Member] | Credit Card Loans [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	258	272
Stage Two [Member] | Credit Card Loans [Member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4
Stage Two [Member] | Credit Card Loans [Member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1	15
Stage Two [Member] | Credit Card Loans [Member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	118	148
Stage Two [Member] | Credit Card Loans [Member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	764	899
Stage Two [Member] | Credit Card Loans [Member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	360	377
Stage Two [Member] | Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	31,977	40,925
Stage Two [Member] | Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	942	1,044
Stage Two [Member] | Business and government loans [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,277	3,242
Stage Two [Member] | Business and government loans [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	22,083	30,106
Stage Two [Member] | Business and government loans [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	7,559	8,621
Stage Two [Member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	20,112	26,622
Stage Two [Member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	229	288
Stage Two [Member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	1,411	1,628
Stage Two [Member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	14,866	20,421
Stage Two [Member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	4,064	4,861
Stage three [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	490	393
Stage three [member] | Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	17	16
Stage three [member] | Residential mortgages [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	507	409
Stage three [member] | Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	240	235
Stage three [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	97	105
Stage three [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	337	340
Stage three [member] | Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,031	2,283
Stage three [member] | Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	567	606
Stage three [member] | Business and government loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,598	2,889
Stage three [member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	1,187	1,249
Stage three [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	25	12
Stage three [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	$ 1,212	$ 1,261